Summary of Significant Accounting Policies - Summary of Significant Unobservable Inputs used for Fair Value Measurement of Financial Guarantee Derivatives (Detail) - Measurement Input, Default Rate [Member] - Financial guarantee derivative [Member]
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected default rate	0
Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected default rate		0.46
Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected default rate		12.37